Quarterly Holdings Report
for

Fidelity® Export and Multinational Fund

November 30, 2019

EXF-QTLY-0120
1.810713.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 0.3%
GCI Liberty, Inc. (a)	62,435	$4,432
Entertainment - 0.0%
Trion World, Inc. (a)(b)(c)	1,062,359	0
Interactive Media & Services - 0.1%
TripAdvisor, Inc.	60,100	1,707
Media - 11.9%
CBS Corp. Class B	339,500	13,709
Charter Communications, Inc. Class A (a)	20,700	9,729
Comcast Corp. Class A	2,200,532	97,153
Discovery Communications, Inc. Class A (a)(d)	393,802	12,972
Interpublic Group of Companies, Inc.	431,000	9,654
Liberty Broadband Corp. Class A (a)	70,761	8,372
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	30,389	1,370
Liberty Media Class A (a)	13,166	567
Liberty SiriusXM Series A (a)	459,425	22,374
Omnicom Group, Inc.	149,600	11,890
Sinclair Broadcast Group, Inc. Class A	464,400	16,175
		203,965

TOTAL COMMUNICATION SERVICES		210,104

CONSUMER DISCRETIONARY - 7.4%
Auto Components - 1.0%
BorgWarner, Inc.	217,000	9,125
Lear Corp.	69,500	8,362
		17,487
Automobiles - 1.2%
General Motors Co.	577,800	20,801
Distributors - 1.8%
LKQ Corp. (a)	878,800	31,004
Household Durables - 0.6%
Whirlpool Corp.	67,700	9,688
Internet & Direct Marketing Retail - 0.6%
The Booking Holdings, Inc. (a)	5,400	10,282
Leisure Products - 0.0%
Brunswick Corp.	6,689	393
Specialty Retail - 0.8%
AutoNation, Inc. (a)	242,067	12,367
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	126,358	12,252
Tapestry, Inc.	429,500	11,549
		23,801

TOTAL CONSUMER DISCRETIONARY		125,823

CONSUMER STAPLES - 6.1%
Food Products - 1.6%
Conagra Brands, Inc.	88,400	2,552
The Kraft Heinz Co.	790,200	24,101
		26,653
Household Products - 1.5%
Energizer Holdings, Inc.	177,400	8,850
Spectrum Brands Holdings, Inc.	276,556	17,290
		26,140
Tobacco - 3.0%
Altria Group, Inc.	1,042,500	51,812

TOTAL CONSUMER STAPLES		104,605

ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Equinor ASA sponsored ADR	709,100	13,140
Exxon Mobil Corp.	1,046,800	71,318
Phillips 66 Co.	194,900	22,359
		106,817
FINANCIALS - 25.1%
Banks - 14.5%
Bank of America Corp.	1,941,600	64,694
JPMorgan Chase & Co.	460,700	60,702
M&T Bank Corp.	128,100	21,103
PNC Financial Services Group, Inc.	184,400	28,252
U.S. Bancorp	473,000	28,394
Wells Fargo & Co.	804,100	43,791
		246,936
Capital Markets - 0.7%
KKR & Co. LP	269,100	7,936
Raymond James Financial, Inc.	48,100	4,320
		12,256
Diversified Financial Services - 9.9%
Berkshire Hathaway, Inc. Class B (a)	770,230	169,684

TOTAL FINANCIALS		428,876

HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.	18,300	4,731
Envista Holdings Corp. (a)(d)	223,200	6,276
		11,007
Health Care Providers & Services - 8.9%
AmerisourceBergen Corp.	174,300	15,323
Anthem, Inc.	84,300	24,334
Cigna Corp.	182,614	36,508
CVS Health Corp.	246,300	18,539
HCA Holdings, Inc.	74,000	10,261
UnitedHealth Group, Inc.	166,730	46,663
		151,628
Pharmaceuticals - 3.2%
Bayer AG	184,000	13,897
Bristol-Myers Squibb Co.	718,600	40,917
		54,814

TOTAL HEALTH CARE		217,449

INDUSTRIALS - 23.4%
Air Freight & Logistics - 2.5%
FedEx Corp.	119,300	19,094
United Parcel Service, Inc. Class B	188,300	22,545
		41,639
Airlines - 1.0%
Delta Air Lines, Inc.	299,800	17,182
Electrical Equipment - 0.5%
AMETEK, Inc.	89,500	8,861
Industrial Conglomerates - 9.4%
General Electric Co.	14,298,100	161,140
Machinery - 5.0%
Allison Transmission Holdings, Inc.	166,500	8,059
Caterpillar, Inc.	68,100	9,856
Cummins, Inc.	132,500	24,229
PACCAR, Inc.	322,000	26,201
Snap-On, Inc.	108,400	17,394
		85,739
Professional Services - 0.5%
Nielsen Holdings PLC	437,900	8,561
Road & Rail - 2.2%
Knight-Swift Transportation Holdings, Inc. Class A (d)	1,014,793	37,537
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	65,700	4,061
Air Lease Corp. Class A	331,900	15,410
HD Supply Holdings, Inc. (a)	489,100	19,476
		38,947

TOTAL INDUSTRIALS		399,606

INFORMATION TECHNOLOGY - 5.9%
IT Services - 2.2%
Amdocs Ltd.	203,000	14,068
Cognizant Technology Solutions Corp. Class A	269,100	17,252
DXC Technology Co.	145,426	5,429
		36,749
Software - 1.2%
Oracle Corp.	207,200	11,632
SS&C Technologies Holdings, Inc.	160,100	9,614
		21,246
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	160,600	42,920

TOTAL INFORMATION TECHNOLOGY		100,915

MATERIALS - 0.5%
Chemicals - 0.5%
LyondellBasell Industries NV Class A	87,200	8,069
TOTAL COMMON STOCKS
(Cost $1,472,659)		1,702,264
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 10/10/19 pay-in-kind(b)(c)(e)(f)
(Cost $473)	474	0
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.61% (g)	715,263	715
Fidelity Securities Lending Cash Central Fund 1.61% (g)(h)	51,984,248	51,989
TOTAL MONEY MARKET FUNDS
(Cost $52,704)		52,704
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $1,525,836)		1,754,968
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(46,992)
NET ASSETS - 100%		$1,707,976

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. 8% 12/31/49 pay-in-kind	10/10/13 - 8/3/18	$473

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4
Fidelity Securities Lending Cash Central Fund	23
Total	$27

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events , changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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